EARNINGS PER COMMON SHARE (Securities Outstanding Excluded from Computation Because they would have been Anti-Dilutive) (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	18,336,453	9,386,978
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	11,007,754	8,651,978
Convertible Debt Issued December 16, 2011 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	5,296,133
Debt conversion, shares issued	2,888,800
Convertible Debt Issued August 9, 2012 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	742,000
Debt conversion, shares issued	371,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	550,000	700,000
Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	290,566
Options Held [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	450,000	35,000